UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2015

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2015

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2015
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 92.4%
--------------------------------------------------------------------------------

                                                      FACE AMOUNT(1)   VALUE
                                                      --------------   ------
AUSTRALIA -- 0.6%
   National Australia Bank
       Callable 09/24/2016 @ $100
       8.000%, 09/29/2049 (A) .....................       300,000   $ 312,750
                                                                    ---------
CHINA -- 52.4%
   BCEG HongKong
       3.850%, 06/10/2018 .........................       640,000     643,163
   Beijing State-Owned Assets Management Hong Kong
       4.125%, 05/26/2025 .........................       620,000     595,619
   Billion Express Investments
       0.750%, 10/18/2015 .........................       500,000     499,500
   Bluestar Finance Holdings
       3.500%, 06/11/2018 .........................       640,000     630,384
   Caifu Holdings
       Callable 01/24/2017 @ $104
       8.750%, 01/24/2020 .........................       300,000     291,000
   CCCI Treasure
       Callable 04/21/2020 @ $100
       3.500%, 12/29/2049 (A) .....................       600,000     585,000
   Central China Real Estate
       Callable 01/23/2019 @ $104
       8.750%, 01/23/2021 .........................       480,000     451,200
   Chalco Hong Kong Investment
       Callable 04/17/2017 @ $100
       6.250%, 04/29/2049 (A) .....................     1,000,000     999,941
   China Aoyuan Property Group
       10.875%, 05/26/2018 ........................       940,000     942,352
   China Life Insurance
       Callable 07/03/2020 @ $100
       4.000%, 07/03/2075 (A) .....................       630,000     607,736
   China New Town Finance I
       5.500%, 05/06/2018 .........................CNY  5,700,000     856,287
   China Resources Power East Foundation
       Callable 05/09/2016 @ $100
       7.250%, 05/09/2049 (A) .....................       450,000     454,508
   China SCE Property Holdings
       Callable 11/14/2015 @ $106
       11.500%, 11/14/2017 ........................       410,000     427,958
       Callable 07/02/2018 @ $105
       10.000%, 07/02/2020 ........................       500,000     488,741
   China Singyes Solar Technologies Holdings
       5.000%, 08/08/2019 .........................CNY  2,000,000     263,485
   China Taiping Insurance Holdings
       Callable 09/10/2019 @ $100
       5.450%, 12/31/2049 (A) .....................       900,000     917,992
   CIFI Holdings Group
       Callable 06/05/2018 @ $104
       7.750%, 06/05/2020 .........................       430,000     404,200
   Cosmos Boom Investment
       0.500%, 06/23/2020 .........................       400,000     370,000
   CRCC Yupeng
       Callable 08/01/2019 @ $100
       3.950%, 02/28/2049 (A) .....................       800,000     799,993
   Datang Telecom Hong Kong Holdings
       5.500%, 09/29/2017 .........................CNY  7,000,000   1,059,839
   Dawn Victor
       5.500%, 06/05/2018 .........................       600,000     594,000
   Dianjian Haixing
       Callable 10/21/2019 @ $100
       4.050%, 10/29/2049 (A) .....................       400,000     398,123
   ENN Energy Holdings
       6.000%, 05/13/2021 .........................       400,000     437,073
       0.000%, 02/26/2018 (B) .....................       750,000     796,875

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2015
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FACE AMOUNT(1)   VALUE
                                                      --------------   ------

   Express BVI 2015 Ltd
       3.000%, 06/04/2018 .........................       500,000   $ 491,250
   Future Land Development Holdings
       Callable 07/21/2017 @ $105
       10.250%, 07/21/2019 ........................       730,000     746,930
   Greenland Global Investment
       5.875%, 07/03/2024 .........................       600,000     571,316
   Jinchuan Group
       4.750%, 07/17/2017 ......................... CNY 5,000,000     739,331
   Jingneng Clean Energy Investment Holdings
       4.300%, 12/23/2017 ......................... CNY 4,000,000     614,242
   Kaisa Group Holdings
       Callable 03/19/2016 @ $104
       8.875%, 03/19/2018 (C) .....................       850,000     408,000
   Kaisa Group Holdings
       6.875%, 04/22/2016 ......................... CNY 1,000,000      75,703
   KWG Property Holding
       Callable 08/05/2017 @ $104
       8.250%, 08/05/2019 .........................       500,000     502,500
   Logan Property Holdings
       9.750%, 12/08/2017 .........................       250,000     253,375
   Oceanwide Holdings International 2015
       Callable 08/11/2018 @ $105
       9.625%, 08/11/2020 .........................       360,000     352,719
   Oceanwide Real Estate International Holdings
       Callable 09/08/2017 @ $106
       11.750%, 09/08/2019 ........................       300,000     308,250
   Panda Funding Investment
       3.950%, 12/17/2016 ......................... CNY 6,000,000     932,029
   Powerlong Real Estate Holdings
       10.750%, 09/18/2017 ........................ CNY 7,400,000   1,115,256
   Shandong International Hong Kong MTN
       5.800%, 12/07/2015 ......................... CNY 2,000,000     313,303
   Shui On Development Holding
       Callable 12/10/2017 @ $100
       10.125%, 12/10/2049 (A) ....................       400,000     410,746
   Sinochem Global Capital
       Callable 11/02/2018 @ $100
       5.000%, 11/29/2049 (A) .....................       400,000     402,000
   Sino-Ocean Land Perpetual Finance
       Callable 05/13/2016 @ $100
       10.250%, 12/29/2049 (A) ....................       400,000     412,344
   Start Plus Investments
       5.550%, 06/24/2018 ......................... CNY 3,800,000     566,374
   Sunac China Holdings
       Callable 11/02/2015 @ $106
       12.500%, 10/16/2017 ........................       400,000     425,000
   Times Property Holdings
       Callable 03/05/2018 @ $106
       11.450%, 03/05/2020 ........................       200,000     205,000
   Times Property Holdings
       10.375%, 07/16/2017 ........................ CNY 4,500,000     678,189
   Unican MTN
       5.150%, 07/02/2018 ......................... CNY 6,000,000     894,276
   Universal Number One
       5.700%, 01/30/2017 ......................... CNY 7,000,000   1,073,603
   West China Cement
       Callable 09/11/2017 @ $103
       6.500%, 09/11/2019 .........................       800,000     779,993
   Yieldking Investment
       5.150%, 07/31/2017 ......................... CNY 5,000,000     751,129
   Yunnan Energy Investment Overseas
       5.500%, 10/21/2017 ......................... CNY 3,500,000     517,646

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2015
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FACE AMOUNT(1)   VALUE
                                                      --------------   ------

   Yuzhou Properties
       Callable 11/02/2015 @ $106
       11.750%, 10/25/2017 ........................       200,000  $  211,488
       Callable 01/24/2017 @ $104
       8.625%, 01/24/2019 .........................       360,000     353,641
                                                                   ----------
                                                                   29,620,602
                                                                   ----------
FRANCE -- 0.9%
   Societe Generale
       Callable 09/29/2025 @ $100
       8.000%, 09/29/2049 (A) .....................       500,000     489,375
                                                                   ----------
HONG KONG -- 16.9%
   Chalieco Hong Kong
       Callable 02/28/2017 @ $100
       6.875%, 08/28/2049 (A) .....................       350,000     354,879
   China City Construction International
       5.350%, 07/03/2017 ......................... CNY 7,500,000   1,135,541
   China High Speed Transmission Equipment Group
       8.300%, 11/19/2017 ......................... CNY 2,000,000     298,818
   China Overseas Finance Investment Cayman IV
       0.000%, 02/04/2021 (B) .....................       800,000     911,000
   China South City Holdings
       Callable 01/29/2017 @ $104
       8.250%, 01/29/2019 .........................       300,000     281,358
   CITIC Pacific
       6.800%, 01/17/2023 .........................     1,300,000   1,472,444
   Dah Sing Bank MTN
       Callable 01/29/2019 @ $100
       5.250%, 01/29/2024 (A) .....................       500,000     515,148
   Far East Horizon
       Callable 06/23/2017 @ $100
       5.550%, 06/23/2049 (A) .....................     1,650,000   1,634,462
   FPC Treasury
       4.500%, 04/16/2023 .........................       300,000     295,926
   Kunzhi
       5.875%, 01/15/2017 ......................... CNY 2,500,000     377,530
   Nexteer Automotive Group
       Callable 11/15/2017 @ $104
       5.875%, 11/15/2021 .........................       600,000     582,000
   Southwest Securities International Securities
       6.450%, 05/28/2018 ......................... CNY 3,900,000     595,819
   Vast Expand
       5.200%, 09/11/2017 ......................... CNY 7,500,000   1,108,996
                                                                    ---------
                                                                    9,563,921
                                                                    ---------
INDIA -- 3.3%
   GCX
       Callable 08/01/2016 @ $105
       7.000%, 08/01/2019 .........................       230,000     217,004
   Greenko Dutch
       Callable 08/01/2017 @ $104
       8.000%, 08/01/2019 .........................       240,000     245,047
   ICICI Bank
       Callable 10/31/2016 @ $100
       7.250%, 08/29/2049 (A) .....................       150,000     151,698
   Indian Oil MTN
       5.750%, 08/01/2023 .........................       200,000     218,440
   ITNL Offshore Two
       7.500%, 04/01/2018 ......................... CNY 5,000,000     758,994
   Rolta Americas
       Callable 07/24/2017 @ $104
       8.875%, 07/24/2019 .........................       226,000      96,050
   Vedanta Resources
       9.500%, 07/18/2018 .........................       200,000     167,149
                                                                    ---------
                                                                    1,854,382
                                                                    ---------

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2015
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FACE AMOUNT(1)   VALUE
                                                      --------------   ------

INDONESIA -- 2.9%
   Astra Sedaya Finance MTN
       2.875%, 04/01/2018 .........................       500,000  $  484,668
   Jababeka International
       Callable 09/24/2017 @ $104
       7.500%, 09/24/2019 .........................       200,000     175,524
   Marquee Land
       Callable 08/05/2017 @ $105
       9.750%, 08/05/2019 .........................       500,000     430,000
   Pratama Agung
       Callable 02/24/2018 @ $103
       6.250%, 02/24/2020 .........................       300,000     283,764
   Theta Capital
       Callable 11/14/2016 @ $103
       6.125%, 11/14/2020 .........................       300,000     270,467
                                                                    ---------
                                                                    1,644,423
                                                                    ---------
JAPAN -- 1.1%
   Fukoku Mutual Life Insurance
       Callable 07/28/2025 @ $100
       5.000%, 12/29/2049 (A) .....................       620,000     620,000
                                                                    ---------
MEXICO -- 0.7%
   Petroleos Mexicanos
       3.500%, 01/30/2023 .........................       450,000     405,000
                                                                    ---------
MONGOLIA -- 1.4%
   Trade & Development Bank of Mongolia MTN
       10.000%, 01/21/2017 ........................ CNY 3,000,000     453,320
       9.375%, 05/19/2020 .........................       370,000     360,744
                                                                    ---------
                                                                      814,064
                                                                    ---------
NETHERLANDS -- 0.3%
   Indo Energy Finance II
       Callable 01/24/2018 @ $103
       6.375%, 01/24/2023 .........................       400,000     168,000
                                                                    ---------
PHILIPPINES -- 3.2%
   Royal Capital
       Callable 05/05/2019 @ $100
       6.250%, 05/29/2049 (A) .....................     1,000,000     999,995
       Callable 05/05/2021 @ $100
       5.500%, 12/29/2049 (A) .....................       500,000     479,987
   Travellers International Hotel Group
       6.900%, 11/03/2017 .........................       300,000     314,982
                                                                    ---------
                                                                    1,794,964
                                                                    ---------
SINGAPORE -- 1.0%
   Global A&T Electronics
       Callable 02/01/2016 @ $105
       10.000%, 02/01/2019 ........................       200,000     156,000
   ITNL International
       8.000%, 07/17/2017 ......................... CNY 2,500,000     385,396
                                                                    ---------
                                                                      541,396
                                                                    ---------
SRI LANKA -- 1.0%
   SriLankan Airlines
       5.300%, 06/27/2019 .........................       600,000     577,731
                                                                    ---------
SWITZERLAND -- 1.0%
   UBS Group AG
       6.875%, 12/29/2049 (A) .....................       577,000     556,372
                                                                    ---------
THAILAND -- 2.3%
   Krung Thai Bank MTN
       Callable 12/26/2019 @ $100
       5.200%, 12/26/2024 (A) .....................       600,000     605,739

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2015
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FACE AMOUNT(1)   VALUE
                                                      --------------   ------

   PTT Exploration & Production
       Callable 06/18/2019 @ $100
       4.875%, 12/29/2049 (A) .....................       750,000  $  722,827
                                                                   ----------
                                                                    1,328,566
                                                                   ----------
UNITED ARAB EMIRATES -- 2.0%
   AHB Tier 1 Sukuk
       Callable 06/30/2019 @ $100
       5.500%, 06/29/2049 (A) .....................       500,000    505,625
   Emirates NBD Tier 1
       Callable 05/30/2019 @ $100
       5.750%, 05/29/2049 (A) .....................       450,000     437,085
   MAF Global Securities
       Callable 10/29/2018 @ $100
       7.125%, 10/29/2049 (A) .....................       200,000     206,500
                                                                   ----------
                                                                    1,149,210
                                                                   ----------
UNITED KINGDOM -- 1.4%
   HSBC Holdings
       Callable 03/30/2025 @ $100
       6.375%, 03/29/2049 (A) .....................       850,000     810,688
                                                                   ----------
   TOTAL CORPORATE OBLIGATIONS
       (Cost $53,917,591)                                          52,251,444
                                                                   ----------

--------------------------------------------------------------------------------
TIME DEPOSIT -- 2.4%
--------------------------------------------------------------------------------
Brown Brothers Harriman
  0.030%, 10/01/15
  (Cost $1,395,824) ...............................    $1,395,824   1,395,824
                                                                    ---------


TOTAL INVESTMENTS-- 94.8%
  (Cost $55,313,415)+                                            $ 53,647,268
                                                                 ============


A summary of outstanding forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:

------------------------------------------------------------------------------------------------------
                                                                                       UNREALIZED
                                                                                      APPRECIATION
COUNTERPARTY     SETTLEMENT DATE      CURRENCY TO DELIVER    CURRENCY TO RECEIVE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Credit Suisse    10/22/15-12/23/15    CNY 151,892,085        USD 24,050,000        $     256,564
Credit Suisse    10/22/15-1/21/16     USD 49,950,000         CNY 318,304,060            (141,243)
                                                                                   --------------
                                                                                   $     115,321
                                                                                   ==============
------------------------------------------------------------------------------------------------------

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $56,561,153.

(1)  In U. S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on September 30, 2015.
(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)  Security in default on interest payments.
+ At September 30, 2015, the tax basis cost of the Fund's investments was $55,313,415, and the unrealized appreciation and depreciation were $386,672 and $(2,052,819), respectively.

CNY -- CHINA YUAN RENMINBI
MTN -- MEDIUM TERM NOTE
USD -- U.S. DOLLAR

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2015
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments carried at value:

Investments in Securities                 Level 1            Level 2        Level 3        Total
-----------------------------------------------------------------------------------------------------------
  Corporate Obligations                  $       --      $ 52,251,444      $    --     $ 52,251,444
  Time Deposit                            1,395,824                --           --        1,395,824
                                         -----------------------------------------------------------
Total Investments in Securities          $1,395,824      $ 52,251,444      $    --     $ 53,647,268
                                         ===========================================================

Other Financial Instruments:              Level 1            Level 2         Level 3       Total
-----------------------------------------------------------------------------------------------------------
  Forward Foreign Currency Contracts*
     Unrealized Appreciation             $       --       $   256,564  $        --     $    256,564
     Unrealized Depreciation                     --          (141,243)          --         (141,243)
                                         -----------------------------------------------------------
Total Other Financial Instruments        $       --      $    115,321  $        --     $    115,321
                                         ===========================================================

* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2015, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended September 30, 2015, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Michael Beattie
                                          ---------------------
                                          Michael Beattie
                                          President

Date: November 24, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          ----------------------
                                          Michael Beattie
                                          President

Date: November 24, 2015

By (Signature and Title)                  /s/ Stephen Connors
                                          ---------------------------
                                          Stephen Connors
                                          Treasurer, Controller & CFO

Date: November 24, 2015